PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

12.           PROPERTY, PLANT AND EQUIPMENT

		Plant and	Motor	Office
	Buildings	machinery	vehicles	equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2018	349,630	746,042	4,225	1,886	1,101,783
Additions	—	—	—	—	—
Disposals	—	—	—	—	—
At December 31, 2018	349,630	746,042	4,225	1,886	1,101,783
Additions	—	—	—	—	—
Disposals	—	—	—	—	—
At December 31, 2019	349,630	746,042	4,225	1,886	1,101,783

Accumulated depreciation
At January 1, 2018	48,034	339,328	3,720	1,518	392,600
Depreciation charge	1,263	10,054	28	18	11,363
At December 31, 2018	49,297	349,382	3,748	1,536	403,963
Depreciation charge	—	—	—	11	11
At December 31, 2019	49,297	349,382	3,748	1,547	403,974

Impairment
At January1, 2018	260,068	361,062	446	291	621,867
Impairment losses recognized in profit or loss	40,265	35,598	31	13	75,907
At December 31, 2018	300,333	396,660	477	304	697,774
Impairment losses recognized in profit or loss	—	—	—	—	—
At December 31, 2019	300,333	396,660	477	304	697,774

Carrying amount
At December 31, 2018	—	—	—	46	46
At December 31, 2019	—	—	—	35	35

All property, plant and equipment held by the Company are located in the PRC. The Company’s buildings are situated on land under medium-term land use rights.

For the buildings owned collectively by the Company and other three unrelated companies, the cost of buildings are stated according to the amounts paid by the Company for its part of buildings, which represent the Company’s interests in the buildings. Buildings are depreciated over their expected useful lives of 40 years. These buildings’ cost was RMB 2,913,000, and accumulated depreciation of RMB 1,226,000 and RMB 1,226,000 as of December 31, 2019 and 2018, respectively, and an impairment allocation of RMB 1,687,000 and RMB 1,687,000 as of December 31, 2019 and 2018, respectively. No property, plant and equipment was pledged to secure the Company interest-bearing bank borrowings at December 31, 2019 and 2018.

At the end of the reporting period, the Company assessed the recoverable amount of property, plant and equipment, and determined that carrying amount was impaired by RMB nil (2018: RMB 75,907,000).

Loss (gain) on disposal of property, plant and equipment in 2019, 2018 and 2017 was nil, nil, and RMB 70,000 gain, respectively.